UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of March 31, 2006
Check here if Amendment []; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:2 Eves Drive, Suite 204
        Executive Court
        Marlton, NJ 08053-3193

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 22

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         May 11, 2006
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Manage        0
Form 13F Information Table Entry      40
Form 13F Information Table Value   $420,013
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         03/31/2006

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                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Aetna Inc.                    COM      00817Y108   8,492  172,808 SH         SOLE       NA     33,572   0  139,236
Amerada Hess Corporation      COM      023551104   9,120   64,044 SH         SOLE       NA     12,615   0   51,429
Amgen Inc.                    COM      031162100   9,749  134,009 SH         SOLE       NA     26,450   0  109,559
Analog Devices                COM      032654105   8,109  211,783 SH         SOLE       NA     40,576   0  171,207
Apple Computer, Inc.          COM      037833100  10,584  168,757 SH         SOLE       NA     33,239   0  135,518
Autodesk, Inc.                COM      052769106   9,393  243,840 SH         SOLE       NA     46,645   0  197,195
Bank of America Corp.         COM      060505104  10,125  222,339 SH         SOLE       NA     43,321   0  179,018
Broadcom Corporation          COM      111320107  11,171  258,830 SH         SOLE       NA     52,119   0  206,711
Burlington Northern Santa Fe  COM      12189T104  12,451  149,419 SH         SOLE       NA     29,531   0  119,888
Caterpillar Inc.              COM      149123101  10,294  143,351 SH         SOLE       NA     27,659   0  115,692
Cheveron Corporation          COM      166764100   8,864  154,639 SH         SOLE       NA     29,585   0  125,054
CIGNA Corporation             COM      125509109   8,169   62,694 SH         SOLE       NA     12,563   0   50,131
Citigroup Inc.                COM      172967101  10,270  217,452 SH         SOLE       NA     43,134   0  174,318
Costco Wholesale Corp         COM      22160K105  11,328  209,159 SH         SOLE       NA     40,845   0  168,314
Eli Lilly and Company         COM      532457108   6,966  125,975 SH         SOLE       NA     24,507   0  101,468
EOG Resources, Inc.           COM      26875P101  11,829  164,293 SH         SOLE       NA     32,209   0  132,084
Express Scripts, Inc.         COM      302182100  11,417  129,884 SH         SOLE       NA     25,187   0  104,697
Fortune Brands, Inc.          COM      349631101   1,358   16,841 SH         SOLE       NA       0      0   16,841
Genentech, Inc.               COM      368710406  11,475  135,784 SH         SOLE       NA     26,231   0  109,553
General Dynamics Corporation  COM      369550108  10,496  164,606 SH         SOLE       NA     31,560   0  132,496
Gilead Sciences, Inc.         COM      375558103  12,644  203,208 SH         SOLE       NA     38,711   0  164,497
Google Inc.                   COM      466313103   9,895   25,371 SH         SOLE       NA      4,856   0   20,515
International Game Technology COM      459902102  11,441  324,842 SH	     SOLE	NA     63,997	0  260,845
ITT Industries, Inc.	      COM      450911102  12,920  229,805 SH         SOLE	NA     44,944	0  184,861
Johnson Controls, Inc.	      COM      478366107  11,366  149,685 SH	     SOLE	NA     29,076	0  120,609
KLA-Tencor Corporation	      COM      482480100  10,564  218,436 SH	     SOLE	NA     43,252	0  175,184
Lehman Brothers Holdings Inc. COM      524908100   9,578   66,269 SH	     SOLE	NA     12,869	0   53,400
Marriott International, Inc.  COM      571903202   8,354  121,785 SH	     SOLE	NA     24,293	0   97,492
Merrill Lynch & Co., Inc.     COM      590188108  14,022  178,040 SH	     SOLE	NA     34,879	0  143,161
Nordstrom, Inc.	              COM      655664100  10,974  280,098 SH	     SOLE	NA     55,680	0  224,418
Nucor Corp.	              COM      670346105  11,463  109,391 SH	     SOLE	NA     21,436	0   87,955
Phelps Dodge Corporation      COM      717265102  10,609  131,743 SH	     SOLE	NA     26,040	0  105,703
QUALCOMM Inc.	              COM      747525103  14,291  282,378 SH	     SOLE	NA     54,853	0  227,525
Texas Instruments Inc.	      COM      882508104  12,737  392,281 SH	     SOLE	NA     77,770	0  314,511
The Goldman Sachs Group, Inc. COM      38141G104  14,104   89,856 SH	     SOLE	NA     17,763	0   72,093
The Hershey Company	      COM      427866108  11,645  222,948 SH	     SOLE	NA     43,179	0  179,769
Union Pacific Corporation     COM      907818108  11,457  122,727 SH	     SOLE	NA     24,154	0   98,573
United Technologies Corp.     COM      913017109  10,032  173,053 SH	     SOLE	NA     34,298	0  138,755
Valero Energy Corp.	      COM      91913Y100  11,275  188,601 SH	     SOLE	NA     37,074	0  151,527
Yahoo! Inc.	              COM      984332106   8,861  274,685 SH	     SOLE	NA     56,806	0  217,879